Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Receivables [Abstract]
Accounts receivable, gross	$ 169,843	$ 458,104
Less: allowance for credit losses	(162,500)
Accounts receivable, net	$ 7,343	$ 458,104